SUPPLEMENT DATED JULY 1, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF MATTHEWS ASIA FUNDS

DATED APRIL 30, 2015

For all existing and prospective shareholders of Matthews Asia Funds:

Effective immediately, Richard Gao no longer acts as Portfolio Manager of the Trust. All references to Richard Gao are hereby removed.

For all existing and prospective shareholders of Matthews China Fund:

Effective immediately, Andrew Mattock, CFA, previously a Co-Manager of the Matthews China Fund, replaces Richard Gao as the Lead Manager of the Matthews China Fund.

Effectively immediately, the following is inserted in the table under the “Investment Advisor, Underwriter and Other Service Providers – Investment Advisor – Portfolio Managers” section immediately following the information with respect to Kenneth Lowe on page 66:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Andrew Mattock, CFA* Lead Manager of the Matthews China Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0
*	Information regarding other accounts managed by the Portfolio Manager is provided as of June 22, 2015.

For all existing and prospective shareholders of Matthews China Small Companies Fund:

Effective immediately, Tiffany Hsiao, CFA, replaces Richard Gao as the Lead Manager, and Kenichi Amaki is added as a Co-Manager, of the Matthews China Small Companies Fund.

Effectively immediately, the following is inserted in the table under the “Investment Advisor, Underwriter and Other Service Providers – Investment Advisor – Portfolio Managers” section immediately following the information with respect to Robert Horrocks on page 65:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Tiffany Hsiao, CFA* Lead Manager of the Matthews China Small Companies Fund	Registered Investment Companies	0	$0	0	0
	Other Pooled Investment Vehicles	0	$0	0	0
	Other Accounts	0	$0	0	0
*	Information regarding other accounts managed by the Portfolio Manager is provided as of June 22, 2015.

Effectively immediately, the following is inserted in the table under “Investment Advisor, Underwriter and Other Service Providers – Investment Advisor – Portfolio Managers” immediately following the information with respect to Robert Horrocks on page 69:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
Tiffany Hsiao, CFA**	• Matthews Asia Small Companies Fund* • Matthews China Small Companies Fund	• $10,001-$50,000 • $10,001-$50,000
*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

**	Information regarding equity securities beneficially owned by the Portfolio Manager is provided as of June 22, 2015.

Please retain this Supplement with your records.